Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Net Loss Per Share Tables
Reconciliation of the denominators used in the computation of net loss per share basic and diluted:

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Net loss available for stockholders	$(389,820)	$(977,343)	$(3,620,396)	$(5,205,783)
Weighted average outstanding shares of common stock	84,143,586	66,089,776	80,677,887	63,938,744
Dilutive effect of stock options and warrants	--	--	--	--
Common stock and equivalents	84,143,586	66,089,776	80,677,887	63,938,744

Net loss per share – Basic and diluted	$(0.01)	$(0.01)	$(0.04)	$(0.08)

	Year ended December 31,
	2015	2014
Net loss available for stockholders	$(6,923,100)	$(23,562,979)
Weighted average outstanding shares of common stock	64,586,781	56,742,881
Dilutive effect of stock options and warrants	-	-
Common stock and equivalents	64,586,781	56,742,881

Net loss per share – Basic and diluted	$(0.11)	$(0.42)

Summarizes equity instruments
	December 31,
	2015	2014
Stock options	10,000,000	10,000,000
Common stock warrants	29,651,275	29,518,403
Common stock issuable	701,018	729,328
Common stock issuable – warrants	226,191	729,328
Convertible notes	3,586,915	-
Convertible preferred stock	6,800,000	7,000,000
Total	50,965,399	47,977,059
Total exercisable at December 31	46,038,190	34,097,059